WEIGHTED AVERAGE COMMON SHARES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Weighted Average Common Shares
WEIGHTED AVERAGE COMMON SHARES

NOTE 11 – WEIGHTED AVERAGE COMMON SHARES

The Company reported a net loss during the three and six month periods ended June 30, 2025 and 2024, as such, the inclusion of potentially dilutive securities in the computation of Diluted EPS would be anti-dilutive. Potentially dilutive securities excluded from the computation of diluted EPS was as follows:

	THREE AND SIX MONTHS ENDED
	JUNE 30,
	2025	2024
	(Unaudited)

Convertible Note (see Note 6)	437,776	437,776
Series A Preferred (see Note8)	5,000,000	5,000,000
Series B preferred stock (see Note 8)	1,363,787	1,138,944
Detachable common stock warrants (see Note 10)	400,000	400,000
Total anti-dilutive securities excluded from
diluted weighted average common shares	7,201,563	6,976,720

The above potentially diluted securities were excluded from the calculation as the exercise prices were in excess of the fair market value of the Company’s common stock.

NOTE 11 – WEIGHTED AVERAGE COMMON SHARES

The Company reported a net loss during the years ended December 31, 2024 and 2023, as such, the inclusion of potentially dilutive securities in the computation of Diluted EPS would be anti-dilutive. Potentially dilutive securities excluded from the computation of diluted EPS was as follows:

	DECEMBER 31,
	2024	2023

Convertible Note (see Note 6)	437,775	179,258
Series A Preferred (see Note 9)	5,000,000	5,000,000
Series B preferred stock (see Note 9)	1,353,954	1,121,010
Detachable common stock warrants (see Note 10)	400,000	400,000
Total anti-dilutive securities excluded from diluted weighted average common shares	7,191,730	6,700,268